SUPPLEMENT TO THE PROSPECTUS

                          PROSPECTUS DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED MAY 25, 1995 AND
                SUPPLEMENTED JULY 26, 1995 AND OCTOBER 2, 1995)

                     Templeton Real Estate Securities Fund
                              Templeton World Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED JULY 25, 1995 AND
                         SUPPLEMENTED OCTOBER 2, 1995)

                      Templeton Global Opportunities Trust
                             Templeton Foreign Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED SEPTEMBER 1, 1995
                       AND SUPPLEMENTED OCTOBER 2, 1995)

                 Templeton Smaller Companies Growth Fund, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (AS PREVIOUSLY AMENDED AUGUST 10, 1995 AND
                      SUPPLEMENTED SEPTEMBER 29, 1995 AND
                                OCTOBER 2, 1995)

                       Templeton Developing Markets Trust

                                     * * *

                        PROSPECTUSES DATED JULY 10, 1995
                (AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 2, 1995)

                        Templeton Growth and Income Fund
                      Templeton Global Infrastructure Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
               (AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 1995
                              AND OCTOBER 2, 1995)

                         Templeton American Trust, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 8, 1995
                     (AS PREVIOUSLY AMENDED AUGUST 31, 1995
                       AND SUPPLEMENTED OCTOBER 2, 1995)

                             Templeton Region Funds

                                     * * *

                        PROSPECTUS DATED AUGUST 1, 1995
                (AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 2, 1995)

                         Franklin Templeton Japan Fund

                                     * * *

                         PROSPECTUS DATED JULY 10, 1995
                 (AS PREVIOUSLY SUPPLEMENTED ON JULY 26, 1995,
                      AUGUST 8, 1995 AND OCTOBER 2, 1995)

                 Templeton Americas Government Securities Fund

                                     * * *


                          PROSPECTUS DATED MAY 1, 1995
                  (AS PREVIOUSLY AMENDED SEPTEMBER 7, 1995 AND
                       AND SUPPLEMENTED OCTOBER 2, 1995)

                          Templeton Growth Fund, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (as previously amended August 11, 1995 and
                         supplemented October 2, 1995)

                             Templeton Income Fund

                                     * * *

The prospectuses for the above Funds are hereby supplemented by adding the following paragraph to the section entitled "HOW TO BUY SHARES OF THE FUND - OFFERING PRICE - CLASS I" (the following language is added to the section entitled "HOW TO BUY SHARES OF THE FUND - OFFERING PRICE" for Franklin Templeton Japan Fund and Templeton Americas Government Securities Fund prospectuses).

         Through April 30, 1996, Franklin Templeton Distributors, Inc. ("Distributors"), the principal underwriter of the above funds, will reallow to the securities firm of BA Investment Services and Seafirst Investment Services, Inc. one-half of Distributors' net underwriting commission with respect to purchases originated by BA Investment Services and Seafirst Investment Services, Inc. of any of the listed funds. For example, if the net underwriting commission retained by Distributors on a total sales charge of 4.50% is 0.50%, an additional 0.25% will be reallowed to BA Investment Services and Seafirst Investment Services, Inc.



November 1, 1995                                              TLBA STKR 11/95